Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND

WELLS FARGO ADVANTAGE ENDEAVOR LARGE CAP FUND

WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND

WELLS FARGO ADVANTAGE EQUITY INDEX FUND

WELLS FARGO ADVANTAGE GROWTH FUND

WELLS FARGO ADVANTAGE LARGE COMPANY CORE FUND

WELLS FARGO ADVANTAGE U.S. VALUE FUND

WELLS FARGO ADVANTAGE VALUE FUND

Class A, Class B, and Class C

Supplement dated December 19, 2007, to the Prospectus dated December 1, 2007, as previously supplemented on December 17, 2007.

Effective immediately, each Fund’s year-to-date performance through September 30, 2007, is deleted and replaced with the following:

Fund	Fund YTD Performance through September 30, 2007
Capital Growth Fund	15.35%
Endeavor Large Cap Fund	15.27%
Endeavor Select Fund	13.71%
Equity Index Fund	8.70%
Growth Fund	26.11%
Large Company Core Fund	7.79%
U.S. Value Fund	5.65%
Value Fund	3.62%

LCR018/P101SP2

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND

WELLS FARGO ADVANTAGE DIVIDEND INCOME FUND

WELLS FARGO ADVANTAGE ENDEAVOR SELCT FUND

WELLS FARGO ADVANTAGE GROWTH FUND

WELLS FARGO ADVANTAGE GROWTH AND INCOME FUND

WELLS FARGO ADVANTAGE LARGE COMPANY CORE FUND

WELLS FARGO ADVANTAGE U.S. VALUE FUND

WELLS FARGO ADVANTAGE VALUE FUND

Administrator Class

Supplement dated December 19, 2007, to the Prospectus dated December 1, 2007.

Effective immediately, each Fund’s year-to-date performance through September 30, 2007, is deleted and replaced with the following:

Fund	Fund YTD Performance through September 30, 2007
Capital Growth Fund	15.64%
Dividend Income Fund	6.12%
Endeavor Select Fund	13.95%
Growth Fund	27.16%
Growth and Income Fund	8.36%
Large Company Core Fund	8.05%
U.S. Value Fund	5.82%
Value Fund	3.82%

LCAM018/P103SP2

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE GROWTH FUND

WELLS FARGO ADVANTAGE GROWTH AND INCOME FUND

Advisor Class

Supplement dated December 19, 2007, to the Prospectus dated December 1, 2007.

Effective immediately, each Fund’s year-to-date performance through September 30, 2007, is deleted and replaced with the following:

Fund	Fund YTD Performance through September 30, 2007
Growth Fund	26.86%
Growth and Income Fund	8.23%

LCAV018/P105SP

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND

WELLS FARGO ADVANTAGE DIVIDEND INCOME FUND

WELLS FARGO ADVANTAGE GROWTH FUND

WELLS FARGO ADVANTAGE GROWTH AND INCOME FUND

WELLS FARGO ADVANTAGE LARGE CAP GROWTH FUND

WELLS FARGO ADVANTAGE VALUE FUND

Investor Class

Supplement dated December 19, 2007, to the Prospectus dated December 1, 2007, as previously supplemented on December 17, 2007.

Effective immediately, each Fund’s year-to-date performance through September 30, 2007, is deleted and replaced with the following:

Fund	Fund YTD Performance through September 30, 2007
Capital Growth Fund	15.29%
Dividend Income Fund	5.78%
Growth Fund	26.72%
Growth and Income Fund	8.08%
Large Cap Growth Fund	17.26%
Value Fund	3.63%

LCIV018/P106SP

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE LARGE COMPANY CORE FUND

WELLS FARGO ADVANTAGE U.S. VALUE FUND

Class Z

Supplement dated December 19, 2007, to the Prospectus dated December 1, 2007, as previously supplemented on December 17, 2007.

Effective immediately, each Fund’s year-to-date performance through September 30, 2007, is deleted and replaced with the following:

Fund	Fund YTD Performance through September 30, 2007
Large Company Core Fund	7.73%
U.S. Value Fund	5.59%

LCZ018/P102SP

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND

WELLS FARGO ADVANTAGE ENDEAVOR SELCT FUND

WELLS FARGO ADVANTAGE GROWTH FUND

WELLS FARGO ADVANTAGE GROWTH AND INCOME FUND

Institutional Class

Supplement dated December 19, 2007, to the Prospectus dated December 1, 2007.

Effective immediately, each Fund’s year-to-date performance through September 30, 2007, is deleted and replaced with the following:

Fund	Fund YTD Performance through September 30, 2007
Capital Growth Fund	15.76%
Endeavor Select Fund	14.10%
Growth Fund	27.27%
Growth and Income Fund	8.60%

LCIT018/P104SP

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND

Supplement dated December 19, 2007, to the Prospectus dated December 1, 2007.

Effective immediately, each Fund’s year-to-date performance through September 30, 2007, is deleted and replaced with the following:

Fund	Fund YTD Performance through September 30, 2007
Capital Growth Fund	15.64%

K401127